CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, loans and interest receivable	$ 172	$ 129
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	4,000,000,000	4,000,000,000
Common stock, shares outstanding (in shares)	1,174,000,000	1,200,000,000
Treasury stock, shares (in shares)	91,000,000	47,000,000